Summary of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share Attributable To Mylan Inc.) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net earnings attributable to Mylan Inc. common shareholders	$ 189.2	$ 499.1	$ 125.2	$ 115.9	$ 180.2	$ 158.9		$ 177.7		$ 106.9	$ 929.4	$ 623.7	$ 640.9
Weighted average common shares outstanding											373.7	383.3	415.2
Weighted average number diluted shares outstanding adjustment, stock-based awards and warrants											24.3	11.2	5.0
Basic earnings per common share attributable to Mylan Inc. common shareholders	$ 0.51	$ 1.33	$ 0.34	$ 0.31	$ 0.48	$ 0.42	[1]	$ 0.47	[1]	$ 0.27	$ 2.49	$ 1.63	$ 1.54
Total dilutive shares outstanding											398.0	394.5	420.2
Diluted earnings per common share attributable to Mylan Inc.	$ 0.47	$ 1.26	$ 0.32	$ 0.29	$ 0.45	$ 0.40	[1]	$ 0.46	[1]	$ 0.27	$ 2.34	$ 1.58	$ 1.52

[1]	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.